EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2015
EVENTS AFTER THE REPORTING DATE [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 18:-	EVENTS AFTER THE REPORTING DATE

On January 4, 2016, the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%.

The deferred tax balances included in the financial statements as of December 31, 2015 are calculated according to the tax rates that were in effect as of the reporting date and do not take into account the potential effects of the reduction in the tax rate. Said effects will be included in the financial statements that will be issued starting from the date on which the new tax rate is substantially enacted, namely in the first quarter of 2016.

The Company estimates that the change in tax rates has no effect on its financial statements.